SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In April 2013, the Company sold an aggregate of 31,250 units with gross proceeds to the Company of $25,000 to a certain accredited investor pursuant to a subscription agreement. Each unit was sold for a purchase price of $0.80 per unit and consists of: (i) two shares of the Company’s common stock (62,500 common stock) and (ii) a five-year warrant to purchase an additional share of common stock (31,250 warrants) at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The warrants may be exercised on a cashless basis.

On April 22, 2013, Cyberfone Acquisition Corp. (“Acquisition Corp.”), a Texas corporation and newly formed wholly owned subsidiary of the Company entered into a merger agreement (the “Agreement”) with Cyberfone Systems LLC, a Texas limited liability company (“Cyberfone Systems”), TechDev Holdings LLC (“TechDev”) and The Spangenberg Family Foundation for the Benefit of Children’s Healthcare and Education (“Spangenberg Foundation”).  TechDev and Spangenberg Foundation owned 100% of the membership interests of Cyberfone Systems (collectively, the ‘Cyberfone Sellers”).

Cyberfone Systems owns a foundational patent portfolio that includes claims that provide specific transactional data processing, telecommunications, network and database inventions, including financial transactions. The portfolio, which has a large and established licensing base, consists of ten United States patents and 27 foreign patents and one patent pending. The patent rights that cover digital communications and data transaction processing are foundational to certain applications in the wireless, telecommunications, financial and other industries. IPNavigation Group LLC (“IP Nav”), a Company founded by Erich Spangenberg and associated with the Cyberfone Sellers will continue to support and manage the portfolio of patents and retain a contingent participation interest in all recoveries.  IP Nav provides patent monetization and support services under an existing agreement with Cyberfone Systems.

Pursuant to the terms of the Merger Agreement, Cyberfone Systems merged with and into Acquisition Corp with Cyberfone Systems surviving the merger as the wholly owned subsidiary of the Company (the “Merger”).  The Company (i) issued 6,000,000 shares of common stock to the Cyberfone Sellers (the “Merger Shares”), (ii) paid the Cyberfone Sellers $500,000 cash and (iii) issued a $500,000 promissory note to TechDev (the “Note”).  The Note is non-interest bearing and becomes due June 22, 2013, subject to acceleration in the event of default.  The Company may prepay the Note at any time without premium or penalty. The transaction resulted in a business combination and caused Cyberfone Systems to become a wholly-owned subsidiary of the Company.

Pursuant to ASC 805 “Business Combinations”, the Company shall apply push–down accounting and adjust to fair value all of the assets and liabilities directly on the financial statements of the wholly-owned subsidiary, Cyberfone Systems.

In addition to the payments described above, within 30 days following the end of each calendar quarter (commencing with the first full calendar quarter following the calendar quarter in which Cyberfone Systems recovers $4 million from licensing or enforcement activities related to the patents), Cyberfone Systems will be required to pay out a certain percentage of such recoveries.

In connection with the Merger and pursuant to a license agreement (the “License Agreement”), Cyberfone Systems granted the Cyberfone Sellers a non-exclusive license-back to the patents owned by Cyberfone Systems and the inventors retain commercialization rights previously granted by Cyberfone Systems or its predecessors.

The Company entered into a registration rights agreement (the “Registration Rights Agreement”) pursuant to which the Company has agreed to file a “resale” registration statement with the Securities and Exchange Commission (“SEC”) covering the resale of the Merger Shares within 90 days of the closing of the Merger (the “Filing Date”).  The Company has agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144.  The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 180 days of the earlier of the date that such registration statement is filed with the SEC and the Filing Date (“the Effectiveness Date”).  The Company is obligated to pay  1% per month, up to a maximum of 6%, of the Cyberfone Sellers’ investment value, payable in cash, for every thirty (30) day period (i) following the Filing Date that the registration statement has not been filed and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to Rule 415, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

On May 1, 2013, TQP Acquisition Corp. (“Acquisition Corp.”), a Texas corporation and newly formed wholly owned subsidiary of the Company entered into a merger agreement (the “Agreement”) with TQP Development LLC, a Texas limited liability company (“TQP Development”), Granicus IP LLC (“Granicus”) and The Spangenberg Family Foundation for the Benefit of Children’s Healthcare and Education (“Spangenberg Foundation”).  Granicus and Spangenberg Foundation own 100% of the membership interests of TQP Development (collectively, the “TQP Sellers”). The closing of the transactions contemplated under the Agreement (the “Closing”) is subject to customary closing conditions as well as the closing of a public or private offering of the Company’s securities in which the Company receives gross proceeds of at least $8 million (the “Trigger Financing”).  If the Company does not consummate the Trigger Financing within 45 days, subject to any mutually agreed upon extension of such time, the Agreement will terminate and be of no further force and effect. Pursuant to the terms of the Agreement, at Closing, TQP Development will merge with and into Acquisition Corp and TQP Development will survive the merger as the wholly owned subsidiary of the Company.  At Closing, the Company will issue 7,000,000 shares of common stock to the TQP Sellers (the “Merger Shares”) and pay the TQP Sellers $6,000,000 cash. In addition to the payments described above, within 30 days following the end of each calendar quarter (commencing with the first full calendar quarter following the calendar quarter in which TQP Development recovers $20 million from licensing or enforcement activities related to the patents), TQP Development will be required to pay out a percentage of such recoveries.

TQP Development owns a foundational patent portfolio that consists of one United States patent covering data encryption technology. IP Navigation Group LLC (“IP Nav”), a Company founded by Erich Spangenberg and associated with the TQP Sellers will continue to support and manage the portfolio and retain a contingent participation interest in all recoveries.  IP Nav provides patent monetization and support services under an existing agreement with TQP Development. At Closing, TQP Development will grant the TQP Sellers a non-exclusive license-back to the patents owned by TQP Development and the inventors will retain commercialization rights previously granted by TQP Development or its predecessors. Additionally, at Closing, the Company will enter into a registration rights agreement pursuant to which the Company will agree to file a “resale” registration statement with the Securities and Exchange Commission covering the resale of the Merger Shares within 90 days of the Closing.

NOTE 11 – SUBSEQUENT EVENTS

On January 28, 2013, the Company entered into an employment agreement with John Stetson, the Company’s Chief Financial Officer and Secretary (the “Stetson Employment Agreement”) whereby Mr. Stetson agreed to serve as the Company's Chief Financial Officer for a period of one year, subject to renewal, in consideration for an annual salary of $75,000  Additionally,  Mr. Stetson shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors, subject to standard “claw-back rights” in the event of any restatement of any prior period earnings or other results as from which any annual bonus shall have been determined.  As further consideration for his services, Mr. Stetson shall receive a ten year option award to purchase an aggregate of 500,000 shares of the Company’s common stock with an exercise price of $0.50 per share, subject to adjustment, which shall vest in three (3) equal annual installments on the beginning on the first annual anniversary of the date of the Stetson Employment Agreement, provided Mr. Stetson is still employed by the Company. In the event of Mr. Stetson’s termination prior to the expiration of his employment term under his employment agreement, unless he is terminated for Cause (as defined in the Stetson Employment Agreement), or in the event Mr. Stetson resigns without Good Reason (as defined in the Stetson Employment Agreement), the Company shall pay to him a lump sum in an amount equal to the sum of his (i) base salary for the prior 12 months plus (ii) his annual bonus amount during the prior 12 months.

On February 15, 2013, the Company filed the Certificate with the Secretary of State of the State of Nevada in order to effectuate the Name Change to Marathon Patent Group, Inc. (see Note 1). The Name Change will be effective for the principal market for the Shares, the Over-the-Counter Bulletin Board, upon approval by the Financial Industry Regulatory Authority (“FINRA”) at which time the new trading symbol “MARA” will also become effective.

On March 1, 2013, Mr. Nathaniel Bradley was appointed as the Company’s Chief Technology Officer and President of IP Services. Pursuant to the Employment Agreement between the Company and Mr. Bradley dated March 1, 2013 (“Bradley Employment Agreement”), Mr. Bradley shall serve as the Company’s Chief Technology Officer and President of IP Services for two (2) years. The Bradley Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Bradley shall be entitled to a base salary at an annual rate of $195,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Bradley shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Bradley shall be awarded five (5) year stock options to purchase an aggregate of one million (1,000,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Bradley is still employed by the Company on each such date.

On March 1, 2013, Mr. James Crawford was appointed as the Company’s Chief Operating Officer. Pursuant to the Employment Agreement between the Company and Mr. Crawford dated March 1, 2013 (“Crawford Employment Agreement”), Mr. Crawford shall serve as the Company’s Chief Operating Officer for two (2) years. The Crawford Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Crawford shall be entitled to a base salary at an annual rate of $185,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Crawford shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Crawford shall be awarded five (5) year stock options to purchase an aggregate of five hundred thousand (500,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Crawford is still employed by the Company on each such date.

On March 8, 2013, Mr. Joshua Bleak and Mr. David Rector tendered their resignations as members of the Board of the Company.

On March 8, 2013, the Board appointed Mr. Craig Nard and Mr. William Rosellini to fill the vacancies created by the resignation of Mr. Bleak and Mr. Rector. Pursuant to the Independent Director Agreement between the Company and Mr. Nard and Mr. Rosellini dated March 8, 2013. Each director shall be granted five (5) year stock options to purchase an aggregate of one hundred thousand (100,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 8, 2013 as reported by the OTC Bulletin Board. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary, and shall be subject to the Company’s stock plan as in effect from time to time, including any clawback and termination provisions therein. The option agreements shall provide for cashless exercise features. Such agreement shall be terminated upon resignation or removal of Mr. Nard and Mr. Rosellini as members of the Board.

In February 2013, the Company sold 2 real estate properties generating revenues of approximately $440,000. The Company intends to sell and dispose its remaining real estate holdings during fiscal 2013.

On March 6, 2013, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Augme Technologies (“Seller”) whereby Seller agreed to sell to the Company certain office equipment, data, documentation, and business information related to the Seller’s business and assign agreements and prospective clients and business opportunities to the Company. In consideration for the assets and assigned agreements, the Company shall pay $10,000 at closing and provide litigation assistance as defined in the Agreement. As additional consideration, the Company also entered into a 2 year Service Agreement (the “Service Agreement”) with the Seller whereby the Seller shall engage the Company to provide consulting services including patent litigation matters, sale, license involving the Seller’s intellectual property and general consulting services to continue the Seller’s business operations.

The Company shall provide certain fixed hours of services per month without additional compensation to the Company pursuant to the Service Agreement. In the event the Seller request for additional hours of the Company’s services, the Seller shall be billed $350 for each additional hour of services provided by the Company. Pursuant to the Agreement, the Company shall also assume certain office lease agreement in connection with an office located in Tucson, Arizona. The term of the office lease is currently set to expire on July 31, 2013 and the base rent of the office lease is $4,774 per month.